Fees Summary	Jun. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 308,000.00
Previously Paid Amount	0.00
Total Fee Amount	42.53
Total Offset Amount	0.00
Net Fee	42.53
Narrative - Max Aggregate Offering Price	$ 308,000.00
Final Prospectus	true